Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisers Investment Trust
Entity Central Index Key	0001516523
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000152732 [Member]
Shareholder Report [Line Items]
Fund Name	River CanyonTotal Return Bond Fund
Class Name	Institutional Shares
Trading Symbol	RCTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the River Canyon Total Return Bond Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at rivercanyonfunds.com/documents/. You can also request this information by contacting us at 800-245-0371 (toll free) or 312-557-0164.
Additional Information Phone Number	800-245-0371 (toll free) or 312-557-0164
Additional Information Website	rivercanyonfunds.com/documents/
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
River Canyon Total Return Bond Fund (Institutional Shares/RCTIX)	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
Net Assets	$ 1,319,540,862
Holdings Count | Holding	234
Investment Company Portfolio Turnover	26.87%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets	$1,319,540,862
Total number of portfolio holdings	234
Portfolio turnover rate as of the end of the reporting period	26.87%

Holdings [Text Block]
PORTFOLIO DIVERSIFICATION AS A % OF NET ASSETS
Asset-Backed Securities	43.3%
Bank Debts	13.5%
Short-Term Investments	13.2%
Corporate Bonds	11.8%
Mortgage-Backed Securities	10.1%
Foreign Issuer Bonds	7.0%
Municipal Bonds	3.5%
All other asset types less than 2%	—%